Right-of-Use Asset - Summary of Right of Use Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right of Use Asset [Abstract]
Balance, beginning	$ 46,660	$ 87,286
Depreciation	(57,687)	(42,644)
Lease extension	78,580
Foreign exchange	(530)	2,018
Balance, ending	$ 67,023	$ 46,660